MASTER TRUST - Investment Income (Details) - EBP 101 - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
EBP, Master Trust [Line Items]
Plan’s share of Master Trust investment income	$ 12,431,214	$ 80,948,602
Master Trust Balances
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	846,899,194	1,183,458,899
Dividends and interest, net of fees	89,088,221	61,597,926
Total Master Trust investment income	$ 935,987,415	$ 1,245,056,825